Deutsche Asset Management
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                                                          Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2000

                                                                   Institutional

Liquid Assets

Formerly Institutional Liquid Assets Fund, a BT Mutual Fund

A Member of the
Deutsche Bank Group
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Liquid Assets Institutional
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ..................................   3

              LIQUID ASSETS INSTITUTIONAL
                 Statement of Assets and Liabilities ..................   5
                 Statement of Operations ..............................   6
                 Statements of Changes in Net Assets ..................   7
                 Financial Highlights .................................   8
                 Notes to Financial Statements ........................   9

              LIQUID ASSETS PORTFOLIO
                Schedule of Portfolio Investments .....................  10
                Statement of Assets and Liabilities ...................  15
                Statement of Operations ...............................  16
                Statements of Changes in Net Assets ...................  17
                Financial Highlights ..................................  18
                Notes to Financial Statements .........................  19


                              -------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
                  including   possible  loss  of  principal   amount
                  invested.
                              -------------------

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                                        2
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Liquid Assets Institutional
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LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Liquid Assets Institutional (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

With the acquisition of Bankers Trust by Deutsche Bank, the name of your Fund has changed to Liquid Assets -- Institutional. However, the Fund's investment objectives, policies and strategies, as well as its portfolio manager, remain the same.

MARKET ACTIVITY
Concerns over Y2K proved to be unfounded as the new century rolled in without a glitch. Thus, the major factors impacting the money markets over the first half of 2000 were the ongoing strength of the U.S. economy and the interest rate increases by the Federal Reserve Board in response to such strength. These factors combined to push yields on short-term money market securities significantly higher.

THE U.S. ECONOMY CONTINUED TO EXPAND OVER THE

SEMI-ANNUAL PERIOD, CAUSING ALARM AMONG THE FINANCIAL MARKETS THAT INFLATION MAY BE IMMINENT AND THAT THE FEDERAL RESERVE BOARD MAY CONTINUE ITS TIGHTENING CYCLE.
o Existing home sales in the U.S. soared through the first half of 2000, as did durable goods orders and retail sales.
o At the same time, productivity improvements and competitive pressures held prices steady. Both the Consumer Price Index and Producer Price Index reflected these steady prices, providing a glimmer of hope to the financial markets that perhaps the Federal Reserve Board would remain on the sidelines.
o Nominal GDP, however, continued to surge, pushing the year-over-year growth rate to 7%. These numbers put the financial markets on notice that the Fed was probably not done raising interest rates.

                                    RATINGS 1
                                  Moody's: Aaa

                             STATUS AT JUNE 30, 2000
                            Average maturity: 47 days
                            Net assets: $4.4 billion

--------------------------------------------------------------------------------
1 Ratings are subject to change and do not remove market risks.

  PORTFOLIO DIVERSIFICATION
  By Asset Type as of June 30, 2000 (percentages are based on net assets)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
  Eurodollar Time Deposits           15%
  Floating Rate Notes                21%
  Other Assets                        3%
  Eurodollar Certificates of Deposit  5%
  Certificates of Deposit             2%
  Commercial Paper                   48%
  Yankee Certificates of Deposit      6%

IN FACT, THE FEDERAL RESERVE BOARD FOLLOWED UP ITS 0.75% RATE INCREASE IN 1999 WITH THREE ADDITIONAL INTEREST RATE HIKES, TOTALING ANOTHER 1.00%, IN THE FIRST HALF OF 2000 -- ON FEBRUARY 2, MARCH 21, AND MAY 16.
o The Federal Reserve Board continued to take a hard stance against inflation and argued that labor force growth and productivity could not indefinitely support the pace of the economy.
o The Federal Reserve Board raised interest rates by 0.25% in February and March, but stronger economic numbers in April led policymakers to believe that inflation was accelerating and the economy not slowing, prompting a 0.50% increase in May.
o Following its June meeting, the Federal Reserve Board explained that the slowing of domestic demand was the reason for its holding the federal funds rate steady that month, but it reiterated the point that core inflation was rising. Thus, the Fed warned such a neutral stance, based on signs of the economy cooling, was "tentative and preliminary."
o On June 30, 2000, the targeted federal funds rate stood at 6.50%.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation and the duration of the Portfolio as market conditions changed, we were able to produce highly competitive yields in the Liquid Assets Fund for the six month period.

Once Y2K liquidity issues were behind us, we were able to once again focus on the economy and normal, technical

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                                        3

Liquid Assets Institutional
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LETTER TO SHAREHOLDERS

factors. Thus, our strategy in the first half of the year was to "barbell" the Portfolio, combining floating rate notes and short-term paper with some longer dated securities. This strategy proved to be effective, enabling us not only to quickly capture the higher yield when the Fed increased rates but also to take advantage of a steep yield curve.

MANAGER OUTLOOK
Looking ahead to the second half of the year, we expect that the "soft landing" scenario -- slower economic growth without inflation -- should play out.
Economic indicators announced late in the semi-annual period were a little weaker than those reported in prior months, including a weaker National Purchasing Manager's report and a cooler labor market, as reported in weekly jobless claims. We feel that these weaker numbers will enable the Federal Reserve Board to stay on hold for a couple of months, although we are not convinced that the Federal Reserve Board has completed its cycle of interest rate increases.

The larger question for the Federal Reserve Board may be whether or not this slowdown is temporary or if it is a longer lasting downturn. One key indicator to monitor will be oil prices, as the current higher prices are noticeably diminishing consumer purchasing power and slowing demand in the economy. A moderation of energy prices would reduce these pressures.

In the Liquid Assets Fund, then, we intend to maintain a significant floating rate note position. In times of economic uncertainty, floating rate notes have historically outperformed other money market securities, as their coupon rates equate to market levels much quicker than fixed rate investments. We will likely manage the Fund with a neutral position, while we continue to assess economic data for further signs of the direction of the economy.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the Liquid Assets Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                         /S/ SIGNATURE DARLENE M. RASEL
                                Darlene M. Rasel
                              Portfolio Manager of
                             LIQUID ASSETS PORTFOLIO
                                  June 30, 2000

                                          CUMULATIVE                    AVERAGE ANNUAL
                                         TOTAL RETURNS                   TOTAL RETURNS              ANNUALIZED

                                                                                                 7 day       7 day
Periods ended              Past 6    Past 1   Past 3       Since  Past 1   Past 3       Since  current   effective
June 30, 2000              months      year    years   inception    year    years   inception    yield       yield

 Liquid Assets
   Institutional 1
   (inception 12/11/95)     3.03%     5.80%    17.64%     27.81%    5.80%   5.57%    5.54%     6.47%      6.68%
--------------------------------------------------------------------------------------------------------------------
 iMoneyNet First Tier
   Institutional
   Money Funds Average2     2.89%     5.55%    16.87%     26.35%*   5.55%   5.33%    5.33%*    6.21%      6.41%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate.Yields quoted for money market funds most closely reflect the fund's current earnings."Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized". The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.
  Performance figures assume the reinvestment of dividends. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 The iMoneyNet,  Inc. Money Fund Report Averages, a service of iMoneyNet,  Inc.
  (formerly the IBC Financial Data, Inc.) are averages for categories of similar money market funds.
* Benchmark returns are for the period beginning December 31, 1995.

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                                        4
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Liquid Assets Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2000

ASSETS
   Investment in Liquid Assets Portfolio, at Value ............   $4,399,499,777
   Prepaid Expenses and Other .................................           21,901
                                                                  --------------
Total Assets ..................................................    4,399,521,678
                                                                  --------------
LIABILITIES
   Dividends Payable ..........................................       25,179,651
   Due to Bankers Trust .......................................          182,403
   Accrued Expenses ...........................................          146,767
                                                                  --------------
Total Liabilities .............................................       25,508,821
                                                                  --------------
NET ASSETS ....................................................   $4,374,012,857
                                                                  ==============
COMPOSITION OF NET ASSETS
   Paid-in Capital ............................................   $4,373,850,527
   Undistributed Net Investment Income ........................          152,650
   Accumulated Net Realized Gain from Investment Transactions .            9,680
                                                                  --------------
NET ASSETS ....................................................   $4,374,012,857
                                                                  ==============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares
   of beneficial interest authorized) .........................    4,373,850,527
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)                     $         1.00
                                                                  ==============

See Notes to Financial Statements.
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                                        5
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Liquid Assets Institutional
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STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   JUNE 30, 2000

INVESTMENT INCOME
   Income Allocated from Liquid Assets Portfolio, net .......     $ 121,087,344
                                                                  -------------
EXPENSES
   Administration and Services Fees .........................           996,071
   Registration Fees ........................................           143,398
   Professional Fees ........................................             7,881
   Printing and Shareholder Reports .........................             4,663
   Trustees Fees ............................................             3,095
   Miscellaneous ............................................             8,681
                                                                  -------------
Total Expenses ..............................................         1,163,789
Less: Fee Waivers and/or Expense Reimbursements .............          (167,672)
                                                                  -------------
Net Expenses ................................................           996,117
                                                                  -------------
NET INVESTMENT INCOME .......................................       120,091,227

NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS ..............            (7,936)
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................     $ 120,083,291
                                                                  =============

See Notes to Financial Statements.
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                                        6
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Liquid Assets Institutional
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STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX          FOR THE
                                                              MONTHS ENDED         YEAR ENDED
                                                                JUNE 30,          DECEMBER 31,
                                                                 2000 1               1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ...............................   $    120,091,227    $    175,837,107
   Net Realized Gain (Loss) from Investment Transactions             (7,936)             17,616
                                                           ----------------    ----------------
Net Increase in Net Assets from Operations .............        120,083,291         175,854,723
                                                           ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...............................       (120,091,227)       (175,837,107)
                                                           ----------------    ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   (at net asset value of $1.00 per share)
   Proceeds from Sales of Shares .......................      8,288,097,148      11,904,284,284
   Cost of Shares Redeemed .............................     (7,233,654,014)    (11,958,883,917)
                                                           ----------------    ----------------
Net Increase (Decrease) from Capital Transactions
   in Shares of Beneficial Interest ....................      1,054,443,134         (54,599,633)
                                                           ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................      1,054,435,198         (54,582,017)
NET ASSETS
   Beginning of Period .................................      3,319,577,659       3,374,159,676
                                                           ----------------    ----------------
   End of Period .......................................   $  4,374,012,857    $  3,319,577,659
                                                           ================    ================

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
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                                        7
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Liquid Assets Institutional
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FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for Liquid Assets Institutional.

                                                                                                         FOR THE PERIOD
                                             FOR THE SIX                                                 DEC. 11, 1995 2
                                            MONTHS ENDED        FOR THE YEARS ENDED DECEMBER 31,                TO
                                           JUNE 30, 2000 1    1999        1998        1997         1996    DEC. 31, 1995
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .....     $  1.00       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                               -------       ------      ------      ------       ------      ------
INCOME FROMINVESTMENT OPERATIONS
   Net Investment Income .................        0.03         0.05        0.05        0.05         0.05        0.00 3
   Net Realized Gain (Loss) from
     Investment Transactions .............        0.00 3       0.00 3      0.00 3     (0.00)3       0.00 3      0.00 3
                                               -------       ------      ------      ------       ------      ------
Total from Investment Operations .........        0.03         0.05        0.05        0.05         0.05        0.00 3
                                               -------       ------      ------      ------       ------      ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income .................       (0.03)       (0.05)      (0.05)      (0.05)       (0.05)      (0.00)3
                                               -------       ------      ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD ...........     $  1.00       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00
                                               =======       ======      ======      ======       ======      ======
TOTAL INVESTMENT RETURN ..................        3.03%        5.17%       5.57%       5.63%        5.45%       5.88%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) ......................  $4,374,013   $3,319,578  $3,374,160  $3,316,815   $1,943,024  $1,477,401
   Ratios to Average Net Assets:
     Net Investment Income ...............        6.37%4       5.09%       5.43%       5.48%        5.32%       5.50%4
     Expenses After Waivers, Including
        Expenses of the Liquid Assets
        Portfolio ........................        0.16%4       0.16%       0.16%       0.16%        0.04%       0.01%4
     Expenses Before Waivers, Including
        Expenses of the Liquid Assets
        Portfolio ........................        0.26%4       0.25%       0.26%       0.25%        0.26%       0.98%4

--------------------------------------------------------------------------------
1 Unaudited.
2 The Fund's inception date.
3 Less than $0.01 per share.
4 Annualized.

See Notes to Financial Statements.
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                                        8
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Liquid Assets Institutional
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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Liquid Assets Institutional (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on December 11, 1995. The Fund invests substantially all of its assets in the Liquid Assets Portfolio (the "Portfolio"). The Portfolio, a series of BTInvestment Portfolios, is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects its proportionate interest in the net assets of the Portfolio, which was approximately 100% at June 30, 2000.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's notes to Financial Statements which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2001, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .16% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 3 -- FUND NAME CHANGE
On April 30, 2000, the fund changed its name from Institutional Liquid Assets Fund to Liquid Assets Institutional.

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                                        9

Liquid Assets Portfolio
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SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              COMMERCIAL PAPER -- 47.8%
              Aegon Funding Corp.:
$25,000,000    6.17%, 9/13/00 ..........   $ 24,691,500
 15,000,000    6.18%, 9/18/00 ..........     14,801,725
 12,000,000    6.20%, 12/1/00 ..........     11,687,933

              Albertson's, Inc.,
 26,000,000    6.67%, 7/5/00 ...........     25,990,366

              Asset Portfolio Funding Corp.:
 30,000,000    6.57%, 7/17/00 ..........     29,923,350
 16,102,000    6.63%, 9/18/00 ..........     15,873,660

              Associates First Capital Corp.,
 10,000,000    6.60%, 9/15/00 ..........      9,864,333

              AT&T Corp.,
 25,000,000    6.69%, 9/5/00 ...........     24,702,667

              Bae Systems Holding, Inc.:
 10,000,000    6.60%, 8/10/00 ..........      9,930,333
 25,000,000    6.59%, 8/14/00 ..........     24,807,792
 30,000,000    6.66%, 8/21/00 ..........     29,728,050

              Bank of America Corp.:
 20,000,000    6.06%, 8/9/00 ...........     19,875,433
 20,000,000    6.10%, 9/8/00 ...........     19,772,944
 20,000,000    6.26%, 10/3/00 ..........     19,680,045
 10,000,000    6.68%, 12/4/00 ..........      9,714,245

              Bayerische Hypo-und
              Vereinsbank AG,
 40,000,000    6.61%, 9/14/00 ..........     39,463,856

              Bell Atlantic Network Funding Corp.,
 20,000,000    6.53%, 7/18/00 ..........     19,945,583

              British Telecommunications PLC:
 30,000,000    6.17%, 7/17/00 ..........     29,928,017
 25,000,000    6.08%, 9/1/00 ...........     24,746,667
 10,000,000    6.27%, 10/11/00 .........      9,825,833
 15,000,000    6.71%, 11/8/00 ..........     14,642,133
 25,000,000    6.22%, 12/4/00 ..........     24,334,806

              Compass Securitization LLC:
 34,960,000    6.60%, 7/5/00 ...........     34,947,181
 25,000,000    6.54%, 7/7/00 ...........     24,981,833
 30,000,000    6.57%, 7/10/00 ..........     29,961,675
 50,000,000    6.58%, 7/18/00 ..........     49,862,917
 12,961,000    6.59%, 8/9/00 ...........     12,873,214

              Corporate Asset Funding Co., Inc.:
 40,000,000    6.64%, 8/22/00 ..........     39,631,111
 11,000,000    6.60%, 9/8/00 ...........     10,864,883

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Corporate Receivables Corp.:
$15,000,000    6.53%, 7/17/00 ..........  $  14,961,908
 15,000,000    6.60%, 8/1/00 ...........     14,920,250
 20,000,000    6.60%, 8/2/00 ...........     19,890,000

              Credit Suisse First Boston, Inc.,
 43,000,000    6.63%, 8/7/00 ...........     42,722,829

              Delaware Funding Corp.,
 25,000,000    6.59%, 7/20/00 ..........     24,922,201

              Den Danske Corp.:
  6,300,000    6.53%, 7/7/00 ...........      6,295,429
 11,000,000    6.68%, 11/13/00 .........     10,728,532
 10,000,000    6.71%, 12/6/00 ..........      9,709,233

              Edison Asset Securitization LLC,
 35,000,000    6.60%, 8/4/00 ...........     34,794,667

              Fortis Funding:
 14,625,000    6.60%, 8/24/00 ..........     14,485,575
 25,000,000    6.60%, 8/31/00 ..........     24,729,583
 30,000,000    6.08%, 9/1/00 ...........     29,696,000

              France Telecom S.A.:
 19,858,000    6.54%, 7/17/00 ..........     19,807,495
 30,000,000    6.54%, 7/20/00 ..........     29,907,350
 15,000,000    6.64%, 8/1/00 ...........     14,919,767
 15,000,000    6.63%, 9/11/00 ..........     14,806,625
 25,000,000    6.60%, 9/12/00 ..........     24,674,583
 11,000,000    6.62%, 9/18/00 ..........     10,844,246
 10,000,000    6.60%, 9/21/00 ..........      9,853,333

              General Electric Capital Corp.,
 25,000,000    6.58%, 8/16/00 ..........     24,798,944

              General Electric Capital
              International Funding, Inc.:
 25,000,000    6.54%, 7/12/00 ..........     24,959,125
 20,000,000    6.63%, 8/3/00 ...........     19,885,817
 10,000,000    6.65%, 8/24/00 ..........      9,903,944
 15,000,000    6.61%, 9/11/00 ..........     14,807,208

              Goldman Sachs & Co.:
 20,000,000    6.65%, 8/7/00 ...........     19,870,695
 50,000,000    6.09%, 8/22/00 ..........     49,577,083
 40,000,000    6.68%, 9/18/00 ..........     39,428,489

              Greyhawk Funding LLC:
 10,000,000    6.13%, 7/5/00 ...........      9,996,594
 20,000,000    6.58%, 7/18/00 ..........     19,945,167
 35,000,000    6.55%, 7/24/00 ..........     34,866,271
 30,000,000    6.59%, 8/15/00 ..........     29,763,858

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Invensys PLC,
$15,000,000    6.62%, 8/11/00 .......... $   14,892,425

              Merrill Lynch & Co., Inc.,
 27,000,000    6.13%, 7/17/00 ..........     26,935,635

              Moriarty Ltd.:
 44,000,000    6.55%, 7/10/00 ..........     43,943,961
 20,000,000    6.20%, 9/25/00 ..........     19,710,667

              Motorola, Inc.,
 15,000,000    6.60%, 8/25/00 ..........     14,854,250

              National Rural Utilities Corp. CFC:
 10,000,000    6.13%, 7/17/00 ..........      9,976,161
 25,000,000    6.62%, 8/15/00 ..........     24,802,320
 20,000,000    6.15%, 9/19/00 ..........     19,733,500

              Old Line Funding Corp.:
 25,000,000    6.55%, 7/12/00 ..........     24,959,063
 32,811,000    6.55%, 7/17/00 ..........     32,727,423

              Receivables Capital Corp.:
 22,000,000    6.59%, 8/9/00 ...........     21,850,993
 13,572,000    6.61%, 9/5/00 ...........     13,412,514

              Salomon Smith Barney
              Holdings, Inc.:
 35,000,000    6.54%, 7/14/00 ..........     34,930,058
 30,000,000    6.60%, 7/19/00 ..........     29,912,000

              SBC Communications, Inc.,
 20,000,000    6.75%, 7/10/00 ..........     19,973,750

              Sheffield Receivables Co.:
 18,650,000    6.60%, 7/14/00 ..........     18,612,389
 60,000,000    6.61%, 7/17/00 ..........     59,846,272
 40,000,000    6.62%, 9/18/00 ..........     39,433,622
 20,000,000    6.68%, 12/15/00 .........     19,387,667

              Toyota Motor Credit Corp.,
 10,000,000    6.05%, 8/28/00 ..........      9,905,889

              Tulip Funding Corp.:
 17,753,000    6.55%, 7/10/00 ..........     17,730,390
 45,000,000    6.61%, 7/17/00 ..........     44,884,325
 30,000,000    6.65%, 9/26/00 ..........     29,528,958
 15,000,000    6.65%, 9/27/00 ..........     14,761,708

              Volkswagen of America, Inc.,
 25,000,000    6.56%, 8/15/00 ..........     24,804,111

              Wells Fargo Bank,
 50,000,000    6.58%, 8/23/00 ..........     49,533,917

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Windmill Funding Corp.:
$10,000,000    6.65%, 7/20/00 ..........  $   9,968,597
 25,000,000    6.21%, 7/24/00 ..........     24,909,438
 60,000,000    6.58%, 7/24/00 ..........     59,769,700
                                         --------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $2,103,218,589) .....  2,103,218,589
                                         --------------

              MEDIUM-TERM NOTE-- 0.3%
              General Electric Capital Corp.,
 13,000,000    7.38%, 5/23/01 ..........     13,000,000
                                         --------------
TOTAL MEDIUM-TERM NOTE
   (Amortized Cost $13,000,000) ........     13,000,000
                                         --------------

              AGENCY OBLIGATIONS-- 0.2%
              Federal National Mortgage Association,
 10,000,000    6.35%, 2/2/01 ...........      9,993,802
                                         --------------
TOTAL AGENCY OBLIGATIONS
   (Amortized Cost $9,993,802) .........      9,993,802
                                         --------------

              EURODOLLAR TIME DEPOSITS -- 14.8%
              Bank of Scotland,
 30,000,000    6.25%, 7/12/00 ..........     30,000,000

              Banque Nationale De Paris,
100,000,000    7.125%, 7/3/00 ..........    100,000,000

              Cariplo Finance, Inc.,
108,392,640    7.125%, 7/3/00 ..........    108,392,640

              Commerzbank A.G.,
 30,000,000    7.04%, 11/20/00 .........     30,000,000

              Credit Suisse First Boston, Inc.,
100,000,000    7.125%, 7/3/00 ..........    100,000,000

              First Union National Bank of NC,
 25,000,000    6.97%, 10/26/00 .........     25,000,000

              Landesbank Baden Wurttemberg:
 25,000,000    6.17%, 7/18/00 ..........     25,000,000
 25,000,000    6.38%, 9/21/00 ..........     25,000,000
 25,000,000    6.97%, 11/20/00 .........     25,000,000
 25,000,000    7.03%, 11/27/00 .........     25,000,000

              Norwest Bank Minnesota N.A.,
 50,000,000    6.906%, 7/5/00 ..........     50,000,000

              Paribas SA,
 30,000,000    6.50%, 10/6/00 ..........     30,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Westdeutsche Landesbank
              Girozentrale,
$79,176,906    7.063%, 7/3/00 .......... $   79,176,906
                                         --------------
TOTAL EURODOLLAR TIME DEPOSITS
   (Amortized Cost $652,569,546) .......    652,569,546
                                         --------------

              CERTIFICATES OF DEPOSIT -- 2.0%
              Bank of America N.A.:
 30,000,000    6.77%, 8/22/00 ..........     30,000,000
 10,000,000    6.82%, 9/1/00 ...........     10,000,000
 25,000,000    6.72%, 9/13/00 ..........     25,000,000

              First Union Bank,
 24,000,000    6.95%, 10/23/00 .........     24,000,000
                                         --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Amortized Cost $89,000,000) ........     89,000,000
                                         --------------

              EURODOLLAR CERTIFICATES
              OF DEPOSIT -- 5.1%
              Barclays Bank,
 30,000,000    6.64%, 8/9/00 ...........     30,000,000

              Cariplo Finance , Inc.,
 25,000,000    6.26%, 7/19/00 ..........     25,000,109

              Credit Agricole Indosuez SA,
 35,000,000    6.15%, 7/21/00 ..........     35,000,085

              International Nederlanden
              US Funding Corp.,
 35,000,000    6.26%, 8/3/00 ...........     35,000,000

              International Nederlander Bank,
 20,000,000    6.45%, 12/7/00 ..........     20,000,000

              Landesbank Baden Wurttemberg,
 30,000,000    6.245%, 7/19/00 .........     30,000,066

              Norddeutsche Landesbank
              Girozentrale,
 50,000,000    6.74%, 8/18/00 ..........     50,000,628
                                         --------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
   (Amortized Cost $225,000,888) .......    225,000,888
                                         --------------

              YANKEE CERTIFICATES OF DEPOSIT -- 5.7%
              Bank of Austria:
 20,000,000    5.66%, 7/17/00 ..........     19,995,536
  5,000,000    6.55%, 1/31/01 ..........      4,998,620

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Bank of Nova Scotia,
$15,000,000    6.743%, 2/16/01 ......... $   14,994,891

              Banque Nationale De Paris,
 10,000,000    6.70%, 2/20/01 ..........      9,996,986

              Bayerische Hypo-und Vereinsbank,
 13,000,000    6.77%, 2/22/01 ..........     12,996,049

              Canadian Imperial Bank of
              Commerce:
 40,000,000    6.57%, 7/10/00 ..........     40,000,000
 62,000,000    6.74%, 9/19/00 ..........     62,001,065
 20,000,000    6.75%, 9/19/00 ..........     20,000,000

              Commerzbank A.G.,
 15,000,000    6.70%, 2/20/01 ..........     14,995,479

              Royal Bank of Canada,
  5,000,000    5.70%, 7/3/00 ...........      5,000,000

              Societe Generale,
 18,000,000    6.81%, 4/17/01 ..........     18,002,522

              Svenska Handelsbanken A.B.,
 25,000,000    6.77%, 3/21/01 ..........     24,993,218
                                           ------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Amortized Cost $247,974,366) .......    247,974,366
                                           ------------

              FLOATING RATE NOTES -- 21.2%
              Abbey National Treasury
              Services PLC,
               Monthly Variable Rate,
 10,000,000    6.551%, 6/15/01 .........      9,992,594

              American Express Centurion
              Bank,
               Monthly Variable Rate,
 20,000,000    6.61%, 2/23/01 ..........     20,000,000

              Asset Securitization
              Cooperative Corp.,
               Monthly Variable Rate,
 25,000,000    6.60%, 1/12/01 ..........     24,997,121

              AT&T Corp.,
               Monthly Variable Rate,
107,000,000    6.566%, 3/8/01 ..........    106,976,528
               Quarterly Variable Rate:
 20,000,000    6.24%, 7/13/00 ..........     19,999,781
 15,000,000    6.971%, 12/1/00 .........     15,045,012
 20,000,000    6.639%, 6/14/01 .........     20,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        12
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Liquid Assets Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Bank of America Corp.,
               Daily Variable Rate,
$20,000,000    6.90%, 1/25/01 .......... $   20,000,000

              Bayerische Hypo-und Vereinsbank,
               Monthly Variable Rate,
 25,000,000    6.566%, 2/26/01 .........     24,992,022

              Bayerische Landesbank
              Girozentrale,
               Monthly Variable Rate:
 35,000,000    6.595%, 11/9/00 .........     34,996,710
 25,000,000    6.585%, 2/28/01 .........     24,991,975

              Bear Stearns Companies, Inc.,
               Daily Variable Rate,
 45,000,000    7.225%, 9/12/00 .........     45,000,000

              Comerica Bank,
               Monthly Variable Rate,
 30,000,000    6.701%, 9/25/00 .........     29,995,261

              Commerzbank A.G.,
               Monthly Variable Rate,
 25,000,000    6.601%, 4/26/01 .........     24,994,019

              Credit Suisse First Boston, Inc.,
               Daily Variable Rate,
 20,000,000    7.305%, 2/20/01 .........     19,998,743

              Credit Agricole Inodsuez SA,
               Monthly Variable Rate,
 40,000,000    6.616%, 11/8/00 .........     39,993,671

              Diageo Capital PLC,
               Quarterly Variable Rate,
 30,000,000    6.815%, 8/24/00 .........     30,000,144

              First Union Corp.,
               Daily Variable Rate,
 40,000,000    7.475%, 10/27/00 ........     40,000,000
               Quarterly Variable Rate,
 25,000,000    6.96%, 11/13/00 .........     25,020,910

              Ford Motor Credit Corp.,
               Quarterly Variable Rate:
 30,000,000    6.27%, 10/2/00 ..........     29,995,378
 15,000,000    6.898%, 11/27/00 ........     15,003,998

              Goldman Sachs & Co.,
               Quarterly Variable Rate:
 15,000,000    6.714%, 1/16/01 .........     15,026,408
 20,000,000    6.49%, 1/25/01 ..........     20,020,532

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Household Finance Corp.,
               Daily Variable Rate,
$19,000,000    7.10%, 9/14/00 .......... $   19,005,863

              J.P. Morgan & Co., Inc.,
               Monthly Variable Rate,
 10,000,000    6.64%, 3/16/01 ..........     10,000,000

              Merrill Lynch & Co., Inc.,
               Monthly Variable Rate:
 20,000,000    6.629%, 4/17/01 .........     19,998,322
 20,000,000    6.629%, 4/18/01 .........     19,998,448

              Morgan Stanley Dean Witter,
              Inc.,
               Monthly Variable Rate:
 35,000,000    6.813%, 1/29/01 .........     35,000,000
 20,000,000    6.63%, 3/16/01 ..........     20,000,000

              PNC Bank,
               Monthly Variable Rate,
  7,000,000    6.585%, 7/12/00 .........      6,999,742

              SBC Communications, Inc.,
               Quarterly Variable Rate:
 20,000,000    6.325%, 5/1/01 ..........     20,000,000
 15,000,000    6.67%, 5/15/01 ..........     14,998,734

              Societe Generale,
               Monthly Variable Rate:
 30,000,000    6.594%, 1/19/01 .........     29,990,251
 45,000,000    6.625%, 6/29/01 .........     44,973,223

              Toyota Motor Credit Corp.,
               Quarterly Variable Rate,
  8,000,000    6.46%, 10/25/00 .........      8,003,495

              Westdeutsche Landesbank
              Girozentrale,
               Monthly Variable Rate,
 25,000,000    6.571%, 2/26/01 .........     24,992,022
                                         --------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $931,000,907) .......    931,000,907
                                         --------------

              FUNDING AGREEMENTS-- 2.5%
              Allstate Life Insurance Co.,
               Quarterly Variable Rate1,
  5,000,000    6.868%, 7/2/01 ..........      5,000,000

              First Allmerica Financial Life
              Insurance,
               Quarterly Variable Rate 1,
 10,000,000    6.97%, 1/29/01 ..........     10,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              General Electric Life & Annuity,
               Monthly Variable Rate1:
$20,000,000    6.721%, 9/1/00 .......... $   20,000,000
 25,000,000    6.721%, 6/1/01 ..........     25,000,000

              Travelers Insurance,
               Quarterly Variable Rate1:
 30,000,000    6.91%, 2/23/01 ..........     30,000,000
 20,000,000    6.36%, 4/2/01 ...........     20,000,000
                                         --------------
TOTAL FUNDING AGREEMENT
   (Amortized Cost $110,000,000) .......    110,000,000
                                         --------------
TOTAL INVESTMENTS
   (Amortized Cost
   $4,381,758,098) .............  99.6%  $4,381,758,098

OTHER ASSETS IN EXCESS
  OF LIABILITIES ...............   0.4       17,741,860
                                 -----   --------------
NET ASSETS ..................... 100.0%  $4,399,499,958
                                 =====   ==============

--------------------------------------------------------------------------------
1 Illiquid securities.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                  JUNE 30, 2000

ASSETS
   Investment at Value (Amortized Cost of $4,381,758,098) ....    $4,381,758,098
   Interest Receivable .......................................        18,176,910
                                                                  --------------
Total Assets .................................................     4,399,935,008
                                                                  --------------
LIABILITIES
   Due to Bankers Trust ......................................           407,168
   Accrued Expenses and Other ................................            27,882
                                                                  --------------
Total Liabilities ............................................           435,050
                                                                  --------------
NET ASSETS ...................................................    $4,399,499,958
                                                                  --------------
                                                                  --------------
COMPOSITION OF NET ASSETS
   Paid-in Capital ...........................................    $4,399,499,958
                                                                  --------------
NET ASSETS ...................................................    $4,399,499,958
                                                                  ==============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   JUNE 30, 2000
INVESTMENT INCOME
   Interest ...............................................       $ 123,288,196
                                                                  -------------
EXPENSES
   Advisory Fees ..........................................           2,999,393
   Administration and Services Fees .......................           1,010,053
   Professional Fees ......................................              12,434
   Trustees Fees ..........................................               2,039
   Miscellaneous ..........................................              11,303
                                                                  -------------
Total Expenses ............................................           4,035,222
Less: Fee Waivers and/or Expense Reimbursements ...........          (1,834,472)
                                                                  -------------
Net Expenses ..............................................           2,200,750
                                                                  -------------
NET INVESTMENT INCOME .....................................         121,087,446
NET REALIZED LOSS ON INVESTMENT TRANSACTIONS ..............              (7,936)
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................       $ 121,079,510
                                                                  =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX          FOR THE
                                                               MONTHS ENDED         YEAR ENDED
                                                                 JUNE 30,          DECEMBER 31,
                                                                  2000 1               1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ...............................   $    121,087,446    $    177,563,816
   Net Realized Gain (Loss) from Investment Transactions             (7,936)             17,616
                                                           ----------------    ----------------
Net Increase in Net Assets from Operations .............        121,079,510         177,581,432
                                                           ----------------    ----------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ......................      8,288,097,148      11,781,710,267
   Value of Capital Withdrawn ..........................     (7,345,599,127)    (12,013,078,419)
                                                           ----------------    ----------------
Net Increase (Decrease) from Capital Transactions ......        942,498,021        (231,368,152)
                                                           ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................      1,063,577,531         (53,786,720)
NET ASSETS
   Beginning of Period .................................      3,335,922,427       3,389,709,147
                                                           ----------------    ----------------
   End of Period .......................................   $  4,399,499,958    $  3,335,922,427
                                                           ================    ===============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios for each of the periods indicated for the Liquid Assets Portfolio.

                                       FOR THE SIX
                                      MONTHS ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                     JUNE 30, 2000 1     1999         1998         1997       1996         1995 2
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) .................. $4,399,500     $3,335,922  $3,389,709    $3,331,360  $1,952,085  $1,481,589
   Ratios to Average Net Assets:
     Net Investment Income ...........       6.34%3         5.11%       5.47%         5.52%       5.32%       7.28%3
     Expenses After Waivers ..........       0.11%3         0.11%       0.11%         0.11%       0.03%       0.01%3
     Expenses Before Waivers .........       0.20%3         0.20%       0.20%         0.20%       0.20%       0.29%3

--------------------------------------------------------------------------------
1 Unaudited.
2 For the periods  January 1, 1995 to  September 14, 1995 and December  11, 1995
  to December 31, 1995.
3 Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Liquid Assets Portfolio (the "Portfolio"), a series of BTInvestment Portfolios, is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio began operations on June 7, 1993, as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

On September 15, 1995, the Portfolio temporarily suspended its operations due to a withdrawal of investments by BT Investment Liquid Assets Fund. On December 11, 1995, the Portfolio resumed its operations as a result of an investment made by the Institutional Liquid Assets Fund.

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Act.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accured interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

Each Portfolio may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through April 30, 2001, to the extent necessary, to limit all expenses to .11% of the average daily net assets of the Portfolio.

At June 30, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2000.

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For information on how to invest,  shareholder  account  information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management,Inc. and Deutsche Asset Management Investment Services Limited.

Liquid Assets Institutional                                     CUSIP #055924864
                                                                1720SA (06/00)

Distributed by:
ICC Distributors, Inc.